Consolidated Statement of Changes in Shareholders' Equity - USD ($)	Series D Convertible Preferred Stock [Member]	Common Stock [Member]	Accumulated Deficit [Member]	Accumulated Other Comprehensive Income/(Loss) [Member]	Total
Balance at Dec. 31, 2018		$ 121,554,547	$ (115,694,881)	$ (25,913)	$ 5,833,753
Balance, shares at Dec. 31, 2018		540,607
Net loss			(3,888,249)		(3,888,249)
Public offering - common stock, net of offering costs of $306,222		$ 2,147,778			2,147,778
Public offering - common stock, net of offering costs of $306,222, shares		613,500
Public offering - pre-funded warrants, net of offering costs of $688,005		$ 4,817,857			4,817,857
Public offering - pre-funded warrants, net of offering costs of $688,005, shares
Issuance of stock grants to officer		$ 27,367			27,367
Issuance of stock grants to officer, shares		1,563
Issuance of common stock to vendor for services		$ 10,802			10,802
Issuance of common stock to vendor for services, shares		1,667
Exercise of prepaid equity forward contracts for common stock		$ 58			58
Exercise of prepaid equity forward contracts for common stock, shares		581,500
Stock-based compensation - restricted stock units		$ 362,005			362,005
Stock-based compensation - restricted stock units, shares
Net unrealized gain loss on marketable securities				43,799	43,799
Balance at Dec. 31, 2019		$ 128,920,414	(119,583,130)	17,886	9,355,170
Balance, shares at Dec. 31, 2019		1,738,837
Net loss			(17,580,609)		(17,580,609)
Stock-based compensation - restricted stock units		$ 404,589			404,589
Stock-based compensation - restricted stock units, shares
Exercise of pre-funded warrants for common stock		$ 80			80
Exercise of pre-funded warrants for common stock, shares		795,000
Stock-based compensation - acquisition of license for preferred series 'D' stock	$ 418,479				418,479
Stock-based compensation - acquisition of license for preferred series 'D' stock, shares	211,353
Stock-based compensation - acquisition of license for common stock		$ 814,578			814,578
Stock-based compensation - acquisition of license for common stock, shares		411,403
Stock-based compensation - shares issued to vendors		$ 7,318			7,318
Stock-based compensation - shares issued to vendors, shares
Exercise of Series C Convertible Preferred Warrants for common stock		$ 7,740,000			7,740,000
Exercise of Series C Convertible Preferred Warrants for common stock, shares		1,935,000
Exercise of Series D Convertible Preferred Shares for common stock	$ (273,955)	$ 273,955
Exercise of Series D Convertible Preferred Shares for common stock, shares	(138,361)	138,361
Registered direct offering of common stock net of offering costs of $513,795		$ 4,086,207			4,086,207
Registered direct offering of common stock net of offering costs of $513,795, shares		766,667
Registered direct offering of common stock net of offering costs of $504,281		$ 4,320,720			4,320,720
Registered direct offering of common stock net of offering costs of $504,281, shares		1,366,856
Registered direct offering of common stock net of offering costs of $689,874		$ 6,158,034			6,158,034
Registered direct offering of common stock net of offering costs of $689,874, shares		1,207,744
Private placement of common stock, net of offering costs of $1,522,694		$ 14,619,283			14,619,283
Private placement of common stock, net of offering costs of $1,522,694, shares		8,725,393
Private placement of pre-funded warrants, net of offering costs of $181,496		$ 1,743,503			1,743,503
Private placement of pre-funded warrants, net of offering costs of $181,496, shares
Share-based compensation - shares issued for litigation settlements		$ 2,510,000			2,510,000
Share-based compensation - shares issued for litigation settlements, shares		500,000
Reclassification of unrealized gain on marketable securities				(17,886)	(17,886)
Balance at Dec. 31, 2020	$ 144,524	$ 171,598,681	$ (137,163,739)		$ 34,579,466
Balance, shares at Dec. 31, 2020	72,992	17,585,261